Pension and Postretirement Benefit Plans, Amounts Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	$ 0	$ 1,686
Pension Benefits [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	0	1,686
Accrued benefit cost	0	0
Accumulated other comprehensive loss, unrecognized net gain (loss)	0	1,827
Net amount recognized	0	3,513
Amounts in Accumulated Other Comprehensive Income Expected to be Recognized in 2021 [Abstract]
Amount recognized in net periodic benefit costs from accumulated other comprehensive income in 2021	0
Postretirement Benefits [Member]
Amounts Recognized in Consolidated Balance Sheets [Abstract]
Prepaid asset	0	0
Accrued benefit cost	0	(115)
Accumulated other comprehensive loss, unrecognized net gain (loss)	0	(54)
Net amount recognized	0	$ (169)
Amounts in Accumulated Other Comprehensive Income Expected to be Recognized in 2021 [Abstract]
Amount recognized in net periodic benefit costs from accumulated other comprehensive income in 2021	$ 0